Subsequent events (Details) € in Millions, $ in Millions	Jan. 24, 2024 EUR (€)	Mar. 18, 2024 USD ($)
Subsequent events
Subsequent events
Termination benefits incurred | €	€ 1.1
Share Repurchase Program
Subsequent events
Amount of share buyback | $		$ 200